Loans commitments and financial guarantees contracts (Details 2) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial assets	[1]	$ 488,003	$ 403,035
1-4 [member]
Financial assets	[1]	151,934	145,255
5-6 [member]
Financial assets	[1]	336,069	193,368
7 [member]
Financial assets	[1]	0	64,412
8 [member]
Financial assets	[1]	0	0
9 [member]
Financial assets	[1]	0	0
10 [member]
Financial assets	[1]	$ 0	$ 0

[1]	Current ratings as of December 31, 2017 and 2016, respectively.